Award Timing Disclosure	12 Months Ended
Feb. 02, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our equity award policy provides that the annual grant of stock options and restricted stock units to our senior executives, including our NEOs, generally will be approved by the Compensation Committee at a meeting held during the period commencing two days after the filing of our Annual Report on Form 10-K for the most recently completed fiscal year and ending on April 14 of the current year. In practice, this ensures that vestings of annual awards vest during a period outside of trading blackouts related to earnings announcements.

Equity awards may be made to our NEOs outside of the annual grant process in connection with a promotion or assumption of new or additional duties, or for another appropriate reason. All such grants to our NEOs must be approved by the Compensation Committee and generally will be made on the first business day of the month following the effective date of the precipitating event (or on the effective date if it is the first business day of a month).

The Committee retains the discretion not to make grants at the times provided in the equity award policy if the members determine the timing is not appropriate, such as if they are in possession of material non-public information. We do not time the grant of equity-based awards to take advantage of the release of material non-public information. Additionally, the Committee retains the discretion to make grants, including an annual equity grant, at times other than as provided in the policy if the members determine circumstances, such as changes in accounting and tax regulations, warrant taking such action.

Award Timing Method

Our equity award policy provides that the annual grant of stock options and restricted stock units to our senior executives, including our NEOs, generally will be approved by the Compensation Committee at a meeting held during the period commencing two days after the filing of our Annual Report on Form 10-K for the most recently completed fiscal year and ending on April 14 of the current year. In practice, this ensures that vestings of annual awards vest during a period outside of trading blackouts related to earnings announcements.

MNPI Disclosure Timed for Compensation Value	false